Convertible debentures (Tables)	6 Months Ended
Jun. 30, 2026
Convertible debentures [abstract]
Schedule of gain on change in fair value

The fair values were determined using the assumptions below:

	December 13, 2024	December 31, 2024	May 5, 2025	May 23, 2025
Share price (CAD)	$5.85	$5.20	$11.86	$15.89
Conversion price (CAD)	$6.25	$6.25	$6.25	$6.25
Expected Volatility	98.04%	100.68%	109.68%	111.59%
Risk free interest rate	2.78%	2.70%	2.83%	2.83%
Expected life	3.00	2.95	2.64	2.60
Credit Spread	12.25%	12.25%	25%	25%
Foreign exchange rate	0.7025	0.6952	0.7240	0.7270
	January 20, 2025	February 7, 2025	February 26, 2025
Share price (CAD)	$4.90	$16.16	$8.27
Conversion price (CAD)	$4.85	$4.85	$4.85
Expected Volatility	93.66%	105.28%	104.91%
Risk free interest rate	2.99%	2.63%	2.70%
Expected life	3.00	2.95	2.90
Credit Spread	25%	25%	25%
Foreign exchange rate	0.6978	0.6994	0.6974
March 6, 2025
Share price (CAD)	$6.44
Conversion price (CAD)	$4.85
Expected Volatility	106.09%
Risk free interest rate	2.72%
Expected life	3.00
Credit Spread	25%
Foreign exchange rate	0.6989
	March 28, 2025	April 10, 2025	April 23, 2025	May 12, 2025	May 21, 2025	June 5, 2025
Share price (CAD)	$11.08	$9.38	$9.53	$12.77	$17.03	$18.78
Conversion price (CAD)	$6.60	$6.60	$6.60	$6.60	$6.60	$6.60
Expected Volatility	108.64%	107.93%	108.27%	106.62%	107.09%	107.90%
Risk free interest rate	2.61%	2.81%	2.84%	2.80%	2.97%	2.86%
Expected life	3.00	3.00	2.98	2.93	2.9	2.86
Credit Spread	25%	25%	25%	25%	25%	25%
Foreign exchange rate	0.6952	0.7135	0.7209	0.7144	0.7221	0.7321
Conversion value	$1,954,755	$2,029,678	$2,001,723	$2,612,294	$3,404,094	$3,740,737
	March 20, 2026	March 31, 2026	April 16, 2026 – June 25, 2026	June 30, 2026
Share price (CAD)	$3.07	$6.73	$4.25-$10.76	$5.14
Conversion price (CAD)	$3.00	$3.00	$3.00	$3.00
Expected Volatility	136.65%	142.21%	142.55%	142.55%
Risk free interest rate	3.03%	2.79%	2.73%-3.01%	2.71%
Expected life	2.00	1.97	1.93-1.74	1.72
Credit Spread	25%	25%	25%	25%
Foreign exchange rate	0.729	0.717	0.704-0.734	0.7037
Conversion value	$2,739,338	$6,655,088	$2,097,862 - $8,672,271	$1,726,994
	April 15, 2025	July 7, 2025	August/September 2025	October/ November 2025	December 31, 2025	June 30, 2026
Share price (USD)	$0.00017	$0.00017	$0.00017	$0.00017	$0.00017	$0.00017
Conversion price (USD)	$0.15000	$0.15000	$0.15000	$0.15000	$0.15000	$0.15000
Expected Volatility	119.78%	132.95%	136.82%-141.83%	124.06%-127.63%	135.29%	149.46%
Risk free interest rate	2.54%	2.69%	2.50%-2.69%	2.46%-2.47%	2.55%	2.71%
Expected life (years)	2.00	1.77	1.59-1.71	2.16-2.28	1.31-2.00	1.52
Credit Spread	25%	25%	25%	25%	25%	25%
Foreign exchange rate	1.39	1.37	1.38	1.40	1.37	1.42
	July 25, 2025	December 31, 2025	June 30, 2026
Share price (USD)	$0.00017	$0.00017	$0.00017
Conversion price (USD)	$0.05000	$0.05000	$0.05000
Expected Volatility	168.20%	146.51%	159.52%
Risk free interest rate	2.77%	2.55%	2.71%
Expected life (years)	1.00	0.56	0.07
Credit Spread	25%	25%	25%
Foreign exchange rate	1.37	1.37	1.42
	April 15, 2025	July 7, 2025	August/September 2025	October/November 2025	December 31, 2025	June 30, 2026
Share price (USD)	$0.00017	$0.00017	$0.00017	$0.00017	$0.00017	$0.00017
Exercise price (USD)	$0.15000	$0.15000	$0.15000	$0.15000	$0.15000	$0.15000
Expected dividend yield	-	-	-	-	-	-
Risk free interest rate	2.54%	2.69%	2.49%-2.69%	2.46%-2.47%	2.55%	2.71%
Expected life (years)	2.00	1.77	1.57-1.69	2.13-2.25	2.00	1.50
Expected volatility	119.78%	132.95%	136.82-%141.83%	124.06%-127.63%	135.29%	149.46%
Foreign exchange rate	1.39	1.37	1.38	1.40	2.00	1.42
	July 25, 2025	December 31, 2025	June 30, 2026
Share price (USD)	$0.00017	$0.00017	$0.00017
Exercise price (USD)	$0.15000	$0.15000	$0.15000
Expected dividend yield	—	—	—
Risk free interest rate	2.77%	2.55%	2.71%
Expected life (years)	2.00	1.56	1.07
Expected volatility	168.20%	146.51%	159.52%
Foreign exchange rate	1.37	1.37	1.42

Schedule of convertible debentures

As of June 30, 2026, the Company had the following December 2024 Debenture balance outstanding:

Proceeds	$702,700
Value of conversion option	(320,000)
Value of warrants (Note 9 [b])	(245,147)
Initial recognition of debt	$137,553
Accretion expense	14,560
Balance, December 31, 2024	$152,113
Accretion expense	7,426
Balance, date of conversion, May 5, 2025	$159,539
Amount converted	(81,079)
Balance, May 5, 2025	$78,460
Accretion expense	2,630
Balance, date of conversion, May 23, 2025	$81,090
Amount converted	(81,090)
Balance, December 31, 2025 and June 30, 2026	$-
Proceeds	$1,032,744
Value of conversion option	(599,770)
Value of warrants (Note 9 [c])	(405,656)
Initial recognition of debt – January 20, 2025	$27,318
Accretion expense	14,186
Balance, date of conversion – February 7, 2025	$41,504
Amount converted	(27,845)
Balance, February 7, 2025	$13,659
Accretion expense	7,519
Balance, date of conversion, February 26, 2025	$21,178
Amount converted	(21,178)
Balance, December 31, 2025, and June 30, 2026	$-
Proceeds	$69,890
Value of conversion option	(30,000)
Value of warrants (Note 9 [d])	(38,702)
Initial recognition of debt - March 6, 2025 and date of conversion, March 25, 2025	$1,188
Amount converted	(1,188)
Balance, December 31, 2025 and June 30, 2026	$-
Proceeds	$1,683,352
Value of conversion option	(1,954,755)
Value of warrants (Note 9 [e])	(1,218,875)
Loss on issuance of convertible	1,490,278
Initial recognition of debt - March 28, 2025	$-
Proceeds	$2,733,109
Value of conversion option using relative fair value	(1,491,844)
Value of warrants (Note 9 [e]) using relative fair value	(1,241,265)
Initial recognition of debt – March 20, 2026	$-
Accretion expense	125,346
Balance, June 30, 2026	$125,346
	Unsecured	Secured	Total
Proceeds	$334,955	$122,222	$457,177
Initial recognition of debt	$334,955	$122,222	$457,177

Accretion expense	14,833	487	15,320
Balance, June 30, 2026, and December 31, 2025	$349,788	$122,709	$472,497